Subsequent events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent events
Summary of financial figures of Amber DWM

The following summarized the financial figures of Amber DWM for the first half of 2024, second half of 2024 and the year ended December 31, 2024 that have been considered by the board of directors of the Company before closing the Merger.

	Six-month	Six-month
	period ended	period ended	Year ended
(US$ in thousands)	June 30, 2024	December 31, 2024	December 31, 2024
Revenue	19,021	23,411	42,432
Gross profit	12,003	14,641	26,644
Operating profit	1,058	4,077	5,135